OTHER NON-CURRENT LIABILITY (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
OTHER NON-CURRENT LIABILITY
Consideration refund payable	$ 8,943	¥ 62,255
Less: current portion	(1,621)	(11,282)
Total	$ 7,322	¥ 50,973